Debt and Warrant Liabilities - Mars capital loans (Details) - USD ($)											3 Months Ended	12 Months Ended
	Mar. 27, 2025	Feb. 18, 2025	Jan. 30, 2025	Jan. 06, 2025	May 31, 2024	May 29, 2024	May 28, 2024	Apr. 05, 2024	Apr. 03, 2024	Apr. 02, 2024	Mar. 31, 2025	Dec. 31, 2024
Debt and Warrant Liabilities
Stock issued, value											$ 1,000,000
Stock issued, shares	1,101,868	3,772,177	1,650,000	352,795							6,876,840
Common unit, par value											$ 0.0001	$ 0.0001
Mars capital loans
Debt and Warrant Liabilities
Embedded derivatives liabilities												$ 2,607,000
Amount of principal on note												1,175,000
Interest expense												0
Mars capital loans | British Virgin Islands business company (Sponsor)
Debt and Warrant Liabilities
Stock issued, value						$ 1,250,000	$ 1,000,000			$ 1,000,000
Stock issued, shares										10,000
Common unit, par value										$ 0.0001
Total purchase outstanding unit, percentage										0.10%
Amount drawn from transferred by sponsor					$ 250,000				$ 500,000
Remaining amount of drawn from transferred by sponsor												$ 75,000
Payment of share transaction expenses					$ 175,000			$ 500,000